Loans Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans Receivable, Net
Loans Receivable, Net

Loans receivable, net, at December 31, 2018 and 2017 are summarized below.

	December 31,
	2018		2017
	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Residential Real Estate Loans	$83,965,416	18.9%	$81,255,167	20.2%
Consumer Loans	56,907,555	12.8%	56,761,695	14.1%
Commercial Business Loans	28,086,686	6.3%	26,777,893	6.6%
Commercial Real Estate Loans	275,960,438	62.0%	237,814,628	59.1%
Total Loans Held For Investment	444,920,095	100.0%	402,609,383	100.0%
Loans Held For Sale	1,781,985		3,051,950
Total Loans Receivable, Gross	446,702,080		405,661,333
Less:
Allowance For Loan Losses	9,171,717		8,221,618
Loans in Process	7,225,271		6,804,533
Deferred Loan Fees	251,575		141,985
	16,648,563		15,168,136
Total Loans Receivable, Net	$430,053,517		$390,493,197

The Company uses a risk based approach based on the following credit quality measures when analyzing the loan portfolio: pass, caution, special mention, and substandard. These indicators are used to rate the credit quality of loans for the purposes of determining the Company’s allowance for loan losses. Pass loans are loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered to have the least amount of risk in terms of determining the allowance for loan losses. Loans that are graded as substandard are considered to have the most risk. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 90 days or more past due are automatically classified in this category. The caution and special mention categories fall in between the pass and substandard grades and consist of loans that do not currently expose the Company to sufficient risk to warrant adverse classification but possess weaknesses.
The following tables summarize the loan grades used by the Company to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at December 31, 2018 and 2017.

December 31, 2018	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$75,558,544	$3,369,776	$958,354	$4,078,742	$83,965,416
Consumer	46,948,251	6,899,912	567,682	2,491,710	56,907,555
Commercial Business	22,670,318	4,708,036	339,533	368,799	28,086,686
Commercial Real Estate	204,197,354	45,653,796	18,492,785	7,616,503	275,960,438
Total	$349,374,467	$60,631,520	$20,358,354	$14,555,754	$444,920,095

December 31, 2017	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$73,225,237	$2,352,536	$1,384,222	$4,293,172	$81,255,167
Consumer	52,249,017	1,862,340	344,361	2,305,977	56,761,695
Commercial Business	23,396,550	2,066,749	767,048	547,546	26,777,893
Commercial Real Estate	158,232,465	53,798,061	21,269,279	4,514,823	237,814,628
Total	$307,103,269	$60,079,686	$23,764,910	$11,661,518	$402,609,383

(4)          Loans Receivable, Net, Continued

The following tables present an age analysis of past due balances by category at December 31, 2018 and 2017.

	December 31, 2018
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$332,000	$497,713	$829,713	$83,135,703	$83,965,416
Consumer	555,798	247,894	1,120,462	1,924,154	54,983,401	56,907,555
Commercial Business	205,613	106,163	18,648	330,424	27,756,262	28,086,686
Commercial Real Estate	1,556,863	424,103	1,634,770	3,615,736	272,344,702	275,960,438
Total	$2,318,274	$1,110,160	$3,271,593	$6,700,027	$438,220,068	$444,920,095

	December 31, 2017
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$395,763	$—	$948,875	$1,344,638	$79,910,529	$81,255,167
Consumer	604,809	85,178	182,757	872,744	55,888,951	56,761,695
Commercial Business	185,526	102,244	—	287,770	26,490,123	26,777,893
Commercial Real Estate	2,207,655	364,515	1,919,292	4,491,462	233,323,166	237,814,628
Total	$3,393,753	$551,937	$3,050,924	$6,996,614	$395,612,769	$402,609,383

At December 31, 2018 and 2017, the Company did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them.

The following table shows non-accrual loans by category at December 31, 2018 compared to 2017.

	December 31, 2018		December 31, 2017		$ Increase (Decrease)	% Increase (Decrease)
	Amount	Percent (1)	Amount	Percent (1)
Non-accrual Loans:
Residential Real Estate	$2,084,870	0.5%	$1,948,524	0.5%	$136,346	7.0%
Consumer	1,274,673	0.3	318,926	0.1	955,747	299.7
Commercial Business	124,458	—	109,401	—	15,057	13.8
Commercial Real Estate	3,564,494	0.8	3,340,904	0.8	223,590	6.7
Total Non-accrual Loans	$7,048,495	1.6%	$5,717,755	1.4%	$1,330,740	23.3%
(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

(4)          Loans Receivable, Net, Continued

The following tables show the allowance for loan losses by loan category for the years ended December 31, 2018, 2017 and 2016.

	For the Year Ended December 31, 2018
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,233,843	$1,144,815	$1,011,227	$4,831,733	$8,221,618
Provision	2,411	173,235	(55,109)	804,463	925,000
Charge-Offs	(46,419)	(224,954)	(32,518)	(351,894)	(655,785)
Recoveries	1,608	110,497	—	568,779	680,884
Ending Balance	$1,191,443	$1,203,593	$923,600	$5,853,081	$9,171,717

	For the Year Ended December 31, 2017
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,360,346	$996,620	$882,999	$5,116,266	$8,356,231
Provision	82,909	257,180	261,599	(301,688)	300,000
Charge-Offs	(211,780)	(184,161)	(133,371)	(301,260)	(830,572)
Recoveries	2,368	75,176	—	318,415	395,959
Ending Balance	$1,233,843	$1,144,815	$1,011,227	$4,831,733	$8,221,618

	For the Year Ended December 31, 2016
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,323,183	$1,063,153	$773,948	$5,114,849	$8,275,133
Provision	223,232	88,466	247,320	(59,018)	500,000
Charge-Offs	(197,381)	(241,738)	(150,000)	(374,144)	(963,263)
Recoveries	11,312	86,739	11,731	434,579	544,361
Ending Balance	$1,360,346	$996,620	$882,999	$5,116,266	$8,356,231

The following tables present allowance for loan losses information related to impaired loans evaluated individually and collectively for impairment at December 31, 2018 and 2017.

December 31, 2018	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,191,443	$1,191,443
Consumer	73,662	1,129,931	1,203,593
Commercial Business	—	923,600	923,600
Commercial Real Estate	665,000	5,188,081	5,853,081
Total	$738,662	$8,433,055	$9,171,717

December 31, 2017	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,233,843	$1,233,843
Consumer	—	1,144,815	1,144,815
Commercial Business	—	1,011,227	1,011,227
Commercial Real Estate	—	4,831,733	4,831,733
Total	$—	$8,221,618	$8,221,618

(4)          Loans Receivable, Net, Continued

The following tables present information related to impaired loans evaluated individually and collectively for impairment in loans receivable at December 31, 2018 and 2017.

	Loans Receivable
December 31, 2018	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$1,700,861	$82,264,555	$83,965,416
Consumer	1,060,043	55,847,512	56,907,555
Commercial Business	77,206	28,009,480	28,086,686
Commercial Real Estate	6,526,015	269,434,423	275,960,438
Total	$9,364,125	$435,555,970	$444,920,095

	Loans Receivable
December 31, 2017	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$1,883,741	$79,371,426	$81,255,167
Consumer	181,617	56,580,078	56,761,695
Commercial Business	100,401	26,677,492	26,777,893
Commercial Real Estate	6,276,547	231,538,081	237,814,628
Total	$8,442,306	$394,167,077	$402,609,383

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sale, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and, if it is over 24 months old, will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. The average balance of total impaired loans was $11.0 million for year ended December 31, 2018 compared to $10.8 million for the year ended December 31, 2017.

(4)       Loans Receivable, Net, Continued

The following tables present information related to impaired loans by loan category as of and for the years ended December 31, 2018, 2017 and 2016.

	December 31, 2018
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,700,861	$1,700,861	$—	$1,743,906	$31,853
Consumer	986,380	994,680	—	502,479	—
Commercial Business	77,206	972,206	—	85,020	—
Commercial Real Estate	5,084,458	6,116,761	—	8,052,817	212,186
With an Allowance Recorded:
Consumer	73,662	73,662	73,662	6,139	—
Commercial Real Estate	1,441,558	1,441,558	665,000	636,387	84,881
Total
Residential Real Estate	1,700,861	1,700,861	—	1,743,906	31,853
Consumer	1,060,042	1,068,342	73,662	508,618	—
Commercial Business	77,206	972,206	—	85,020	—
Commercial Real Estate	6,526,016	7,558,319	665,000	8,689,204	297,067
Total	$9,364,125	$11,299,728	$738,662	$11,026,748	$328,920

	December 31, 2017
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,883,741	$2,333,741	$—	$2,889,065	$24,273
Consumer	181,617	209,427	—	279,183	—
Commercial Business	100,401	950,401	—	141,940	—
Commercial Real Estate	6,276,547	7,583,847	—	7,483,035	189,373
Total
Residential Real Estate	1,883,741	2,333,741	—	2,889,065	24,273
Consumer	181,617	209,427	—	279,183	—
Commercial Business	100,401	950,401	—	141,940	—
Commercial Real Estate	6,276,547	7,583,847	—	7,483,035	189,373
Total	$8,442,306	$11,077,416	$—	$10,793,223	$213,646

(4)       Loans Receivable, Net, Continued

	December 31, 2016
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,181,740	$2,263,240	$—	$3,443,140	$6,371
Consumer	110,114	118,414	—	293,287	—
Commercial Business	145,401	995,401	—	300,386	—
Commercial Real Estate	5,424,701	7,207,688	—	8,688,506	227,441
With an Allowance Recorded:
Consumer	60,438	60,438	1,699	61,947	4,591
Commercial Real Estate	405,640	418,654	12,590	426,569	22,798
Total
Residential Real Estate	2,181,740	2,263,240	—	3,443,140	6,371
Consumer	170,552	178,852	1,699	355,234	4,591
Commercial Business	145,401	995,401	—	300,386	—
Commercial Real Estate	5,830,341	7,626,342	12,590	9,115,075	250,239
Total	$8,328,034	$11,063,835	$14,289	$13,213,835	$261,201

In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.
At the date of modification, TDRs are initially classified as nonaccrual TDRs. They are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).
The Bank had seven TDRs with a total balance of $1.4 million included in impaired loans at December 31, 2018 compared to eight TDRs totaling $4.1 million at December 31, 2017. There were no TDRs restructured during the years ended December 31, 2018, 2017 and 2016. At December 31, 2018, one TDR with a balance of $374,000 was in default. The loan had not been restructured within the last 12 months. At both December 31, 2017 and 2016, two previously restructured loans were in default, none of which had been restructured within the last 12 months. At December 31, 2016, two previously restructured loans were in default, none of which had been restructured during the same period. The Bank considers any loan 30 days or more past due to be in default.
Our policy with respect to accrual of interest on loans restructured as a TDR follows relevant supervisory guidance.  That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is probable.  If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward.  Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.
We will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms.  If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status.  Our policy with respect to nonperforming loans requires the borrower to become current and then make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status.  Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status.